Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Short-term investments	$ 60,664	$ 67,891
Fixed time or certificates of deposit maturity	90 days	90 days
Fair value, inputs, level 3 [Member] | Senior Notes [Member]
Valuation difference between actual face value of the debt and expected value of the debt using present interest rate	$ 1,500
Money market funds [Member] | Fair value, inputs, level 1 [Member]
Cash Equivalents, at Carrying Value	184,500	$ 217,400
Money market funds [Member] | Fair Value, Inputs, Level 2 [Member]
Short-term investments	$ 60,700	$ 67,900